INCOME TAXES (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TAXATION
Schedule of effective income tax rate reconciliation

		For the year ended
	December 31,	December 31,
	2022	2021
Tax loss carry forwards	$332,184	$99,672
Share issuance costs	288,230	—
Marketable securities and other	74,568	41,908
Deferred income taxes not recognized	(694,982)	(141,580)
	$—	$—

	December 31,	December 31,
	2021	2020
	$	$
Net income (loss) before income taxes	(502,779)	(2,070,249)

Income tax recovery based on effective rate of 27% (2020 – 27%)	(135,750)	(551,850)
Permanent differences and others	26,856	479,127
Change in deferred tax assets not recognized	108,894	72,723
Net deferred tax (recovery)	—	—

Schedule of deductible temporary differences for which deferred income tax assets have not been recognized

		For the year ended
	December 31,	December 31,
	2022	2021
Expected income tax recovery	$(288,466)	$(108,298)
Share issuance costs	(298,176)	—
Impact of difference in tax rates and other	(10,670)	21,425
Share-based compensation	43,910	—
Deferred income taxes not recognized	553,402	86,873
	$—	$—

	December 31,	December 31,
	2021	2020
	$	$
Non-capital loss carry-forwards	128,486	53,142
Marketable securities and others	53,131	19,581
Deferred tax assets not recognized	(181,617)	(72,723)
	—	—